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                                                           [LOGO]
                                                           THE HARTFORD






July 30, 2004



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Separate Account Two (NQ Variable Account "Registrant")
     File No. 033-19943

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on July 6, 2004. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information is not included herewith.

If you have any additional questions, please feel free to contact me at
(860) 843-8336.

Sincerely,

/s/ Shane E. Daly

Shane E. Daly
Associate Counsel